SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS Massachusetts Tax-Free Fund
DWS Mid Cap Value Fund
Class T shares are not available for purchase.
Please Retain This Supplement for Future Reference
August 1, 2018
PRO_SAISTKR-427